Going Concern and Management's Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 19, 2018	Dec. 11, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2018
Liquidity And Managements Plans [Line Items]
Net loss			$ (13,335)	$ (15,385)
Accumulated deficit			(127,032)	(113,697)	$ (124,559)	$ (117,501)
Positive (deficit) in working capital			22,800
Net cash used in operating activities			$ (11,683)	$ (9,950)
Equity Unit Purchase Agreements [Member]
Liquidity And Managements Plans [Line Items]
Number of newly issued	10,272,375	8,141,116
Price per unit	$ 1.61	$ 1.84
Gross Proceeds from issuance of units	$ 16,500	$ 15,000
Common Stock [Member] | Equity Unit Purchase Agreements [Member]
Liquidity And Managements Plans [Line Items]
Warrant to call common stock	0.05	0.74
Warrant exercise price	$ 2.00	$ 2.00
Warrants, to purchase shares of common stock	513,617	6,024,425